Redeemable Preferred Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 23, 2014	Dec. 31, 2013	Dec. 31, 2009	Sep. 30, 2014	Dec. 31, 2012
Temporary Equity [Line Items]
Redeemable Preferred Stock, Shares authorized		225,000,000		225,000,000	225,000,000
Redeemable Preferred Stock, Par value		$ 0.01		$ 0.01	$ 0.01
Series A Redeemable Preferred Stock, Shares issued		87,229,703		0	87,229,703
Series A Redeemable Preferred Stock Shares outstanding		87,184,179		0	87,184,179
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Number of shares redeemed in exchange for common stock shares	40,343,529
Redeemable Preferred Stock, Shares authorized		87,500,000
Preferred Stock, stated value		$ 5.7468681218
Series A Redeemable Preferred Stock, Shares issued		87,229,703			87,229,703
Series A Redeemable Preferred Stock Shares outstanding		87,184,178			87,184,178
Dividends annual rate		6.00%
Dividends payable		$ 134			$ 97
Dividends declared and paid, in-kind			$ 90